Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entity of Assets and Liabilities

The VIE’s assets and liabilities were as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Total current assets	$9,261,921	$17,854,356
Other assets, non-current	4,302,000	4,304,640
Non-current accounts receivable, net	2,101,276	4,985,479
Property, plant and equipment	3,713,860	3,516,313
Intangible assets	-	-
Total assets	19,379,057	30,660,788
Intercompany payable to the WFOE	20,449,508	19,623,596
Total current liabilities	41,717,595	39,005,733
Total liabilities	41,717,595	39,005,733
Total equity	$(22,338,538)	$(8,344,945)